Intangible fixed assets (Details) - GBP (£)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	£ 6,792,770		£ 348,505	£ 3,275,544
Ending balance	9,852,039	£ 6,792,770	3,275,544	6,792,770
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,792,770	3,928,795
Ending balance	9,852,039	6,792,770		6,792,770
Capitalized development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,792,770	3,928,795	348,505	3,275,544
Additions	3,059,269	2,863,975	2,927,039	3,517,226
Ending balance	£ 9,852,039	£ 6,792,770	£ 3,275,544	£ 6,792,770